Sales of goods (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Schedule of sales of goods

This caption is made up as follows:

	As of December 31, 2018
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	975,203	136,506	22,414	—	—	—	1,134,123
Sale of Quicklime	—	—	—	57,564	—	—	57,564
Sale of construction supplies	—	—	—	—	68,872	—	68,872
Sale of other	—	—	—	—	—	1,692	1,692

	975,203	136,506	22,414	57,564	68,872	1,692	1,262,251

Moment of the revenue recognition
Goods transferred at a point in time	975,203	136,506	22,414	57,564	68,872	1,692	1,262,251

	975,203	136,506	22,414	57,564	68,872	1,692	1,262,251

	As of December 31, 2017
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	942,901	110,202	17,466	—	—	—	1,070,569
Sale of Quicklime	—	—	—	80,707	—	—	80,707
Sale of construction supplies	—	—	—	—	66,442	—	66,442
Sale of other	—	—	—	—	—	1,842	1,842

	942,901	110,202	17,466	80,707	66,442	1,842	1,219,560

Moment of the revenue recognition
Goods transferred at a point in time	942,901	110,202	17,466	80,707	66,442	1,842	1,219,560

	942,901	110,202	17,466	80,707	66,442	1,842	1,219,560

	As of December 31, 2016
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	920,875	152,609	26,437	—	—	—	1,099,921
Sale of Quicklime	—	—	—	75,090	—	—	75,090
Sale of construction supplies	—	—	—	—	59,888	—	59,888
Sale of other	—	—	—	—	—	1,765	1,765

	920,875	152,609	26,437	75,090	59,888	1,765	1,236,664

Moment of the revenue recognition
Goods transferred at a point in time	920,875	152,609	26,437	75,090	59,888	1,765	1,236,664

	920,875	152,609	26,437	75,090	59,888	1,765	1,236,664